Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per Share ("Common Stock")
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	44.10
Maximum Aggregate Offering Price	$ 176,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,360.84
Offering Note	(1a) Fee calculated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"). (1b) Pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers such additional shares of Common Stock, of Supernus Pharmaceuticals, Inc. (the "Registrant"), as may be issued by reason of a stock dividend, recapitalization, stock split, or combination or exchange of shares or similar transactions. (1c) Estimated pursuant to Rule 457(c) and (h) solely for the purposes of calculating the Maximum Aggregate Offering Price and the Amount of Registration Fee based upon the average of the high and low prices of the Registrant's Common Stock as reported on the NASDAQ Global Market on June 18, 2026.